Finance Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Leases [Abstrat]
Finance lease expense	$ 28,189	$ 26,379	$ 24,312